SCHEDULE OF SIGNIFICANT INPUTS IN MEASURING (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
Fair value of Ordinary Share	$ 4,140 [1]	$ 3,400	[2]	$ 4,120	[2]
Weight Average Cost Capital [Member]
Debt Instrument [Line Items]
SAFEs measurement input	23.1	23.5		21.70
Measurement Input, Risk Free Interest Rate [Member]
Debt Instrument [Line Items]
SAFEs measurement input				5.06
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
SAFEs measurement input	4.29	4.16
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
SAFEs measurement input	4.41	4.24
Measurement Input, Expected Term [Member]
Debt Instrument [Line Items]
Time to maturity				5 months 23 days
Measurement Input, Expected Term [Member] | Minimum [Member]
Debt Instrument [Line Items]
Time to maturity	3 months	5 months 26 days
Measurement Input, Expected Term [Member] | Maximum [Member]
Debt Instrument [Line Items]
Time to maturity	5 months 4 days	11 months 4 days

[1]	Including inputs and assumptions on the likelihood of a SAFE mandatory conversion, qualified equity financing or liquidity event or dissolution.
[2]	Including inputs and assumptions on the likelihood of a SAFE mandatory conversion, qualified equity financing or liquidity event or dissolution.